TRADEMARK PURCHASE OBLIGATION	3 Months Ended	12 Months Ended
	Aug. 31, 2011	May 31, 2011
TRADEMARK PURCHASE OBLIGATION
NOTE 9 – TRADEMARK PURCHASE OBLIGATION

On May 4, 2010, Progressive Concepts, Inc., entered in a certain Mutual Release and Settlement Agreement (the “Agreement”) with Hawk Electronics, Inc. (“Hawk”). The settlement followed a litigation matter styled  Progressive Concepts, Inc. d/b/a Hawk Electronics v. Hawk Electronics, Inc. Case No. 4-08CV-438-Y, by the Company against Hawk in the US District Court for the Northern District of Texas which alleged, among other things, infringement on the trade name Hawk Electronics, as well as counterclaims by Hawk against the Company of, among other things, trademark infringement and dilution.

Under terms of the Agreement, the parties executed mutual releases of claims against each other and agreed to file a stipulation of dismissal in connection with the pending litigation matter.  The Company agreed to, among other things, the purchase a perpetual license from Hawk to use the trademark “Hawk Electronics” for $900,000. As of May 31, 2011, the Company paid $550,000 and is obligated to pay $150,000 by July 1, 2011, $100,000 by July 1, 2012 and $100,000 by July 1, 2013 under the terms of the license agreement.

As of August 31, 2011, the Company has recorded $100,000 as current portion of trademark purchase obligation (July 1, 2012 payment) as a current liability and has recorded $100,000 (payments due thereafter) under long-term trademark purchase obligation as a long-term liability.

In addition, under the terms of the agreement, the Company can continue to use the domain name www.hawkelectronics.com but will be required to pay Hawk a monthly royalty fee to use the domain name beginning August 1, 2013. A monthly royalty payment of $2,000 will be due during the first year of use with a 10% increase to the monthly fee each subsequent year the domain name is used by the Company.

NOTE 8 – TRADEMARK PURCHASE OBLIGATION

On May 4, 2010, Progressive Concepts, Inc., entered in a certain Mutual Release and Settlement Agreement (the “Agreement”) with Hawk Electronics, Inc. (“Hawk”). The settlement followed a litigation matter styled  Progressive Concepts, Inc. d/b/a Hawk Electronics v. Hawk Electronics, Inc. Case No. 4-08CV-438-Y, by the Company against Hawk in the US District Court for the Northern District of Texas which alleged, among other things, infringement on the trade name Hawk Electronics, as well as counterclaims by Hawk against the Company of, among other things, trademark infringement and dilution.

Under terms of the Agreement, the parties executed mutual releases of claims against each other and agreed to file a stipulation of dismissal in connection with the pending litigation matter.  The Company agreed to, among other things, the purchase a perpetual license from Hawk to use the trademark “Hawk Electronics” for $900,000. As of May 31, 2011, the Company paid $550,000 and is obligated to pay $150,000 by July 1, 2011, $100,000 by July 1, 2012 and $100,000 by July 1, 2013 under the terms of the license agreement.

As of May 31, 2011, the Company has recorded $150,000 as current portion of trademark purchase obligation (July 1, 2011 payment) as a current liability and has recorded $200,000 (payments due thereafter) under long-term trademark purchase obligation as a long-term liability.